Expense Example, No Redemption - AIG Active Allocation Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class B 1 Year	Class B 3 Years	Class B 5 Years	Class B 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	721	1,028	1,356	2,283	236	727	1,245	2,464	229	706	1,210	2,409